Balance Sheet Details - Schedule of Patents (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Patents	$ 3,504,000	$ 3,500,000
Less accumulated amortization	(2,975,000)	(2,842,000)
Patents, net	$ 529,000	$ 658,000